Taxes (Details) - Schedule of statutory effective tax rate		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Statutory Effective Tax Rate Abstract
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(6.80%)	(7.90%)	(6.30%)
Permanent difference		0.50%	0.80%	(4.60%)
Change in valuation allowance		2.20%	(2.90%)	(29.00%)
Effective tax rate		20.90%	15.00%	(14.90%)

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.